FORM N-SAR
                               SEMI-ANNUAL REPORT
                       FOR REGISTERED INVESTMENT COMPANIES

          Registrant Name     AHA INVESTMENT FUNDS, INC.

          File Number                   811-5534

          Registrant CIK Number:        0000831957









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                                  Header Screen

 Report as of the end of semiannual period: 12/31/99  (a)
                            or fiscal year:   /  /    (b)
     Is this a transition report? (Y or N): N
Is this form being completed by the registrant? (Y or N): Y
Is this an amendment to a previous filing? (Y or N): N
Is this a change to a previous filing? (Y or N): N

1.A)  Registrant Name:  AHA INVESTMENT FUNDS, INC.
  B)  File Number:      811-5534
  C)  Telephone Number: 8472955000
2.A)  Street: 100 HALF DAY ROAD
  B)  City: LINCOLNSHIRE         C) State: IL D) Zip Code: 60069 Zip Ext.:
  E)  Foreign Country:                     Foreign Postal Code:

3. Is this the first filing on this form by the Registrant?(Y or N) ----- N 4. Is this the last filing on this form by the Registrant?(Y or N) ------ N 5. Is Registrant a small business investment company (SBIC)?(Y or N) ---- N 6. Is Registrant a unit investment trust (UIT)?(Y or N) ----------------- N

7.A)  Is Registrant a series or multiple portfolio company?(Y or N) ----- Y
  B)  How many separate series or portfolios did Registrant have at the end of the period? -----------------------------------------  4

                                SCREEN NUMBER: 1

7.C) List the name of each series or portfolio and give a consecutive number to each series or portfolio starting with the number 1. USE THIS SAME NUMERICAL DESIGNATION FOR EACH SERIES OR PORTFOLIO IN THE SERIES INFORMATION BLOCK IN THE TOP RIGHT CORNER OF THE SCREENS SUBMITTED IN THIS FILING AND IN ALL SUBSEQUENT FILINGS ON THIS FORM. THIS INFORMATION IS REQUIRED EACH TIME THE FORM IS FILED. Is this the
    Series                                                      last filing
    Number                       Series Name                  for this series?
                                                                        (Y or N)
       1         FULL MATURITY PORTFOLIO                             N
       2         LIMITED MATURITY PORTFOLIO                          N
       3         DIVERSIFIED EQUITY PORTFOLIO                        N
       4         BALANCED PORTFOLIO                                  N
       5
       6
       7
       8
       9
      10




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                              SCREEN NUMBER:  2

7.C) List the name of each series or portfolio and give a consecutive number to each series or portfolio starting with the number 1. USE THIS SAME NUMERICAL DESIGNATION FOR EACH SERIES OR PORTFOLIO IN THE SERIES INFORMATION BLOCK IN THE TOP RIGHT CORNER OF THE SCREENS SUBMITTED IN THIS FILING AND IN ALL SUBSEQUENT FILINGS ON THIS FORM. THIS INFORMATION IS REQUIRED EACH TIME THE FORM IS FILED. Is this the
    Series                                                      last filing
    Number                       Series Name                  for this series?
                                                                        (Y or N)
      11
      12
      13
      14
      15
      16
      17
      18
      19
      20




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                              SCREEN NUMBER:  2

7.C) List the name of each series or portfolio and give a consecutive number to each series or portfolio starting with the number 1. USE THIS SAME NUMERICAL DESIGNATION FOR EACH SERIES OR PORTFOLIO IN THE SERIES INFORMATION BLOCK IN THE TOP RIGHT CORNER OF THE SCREENS SUBMITTED IN THIS FILING AND IN ALL SUBSEQUENT FILINGS ON THIS FORM. THIS INFORMATION IS REQUIRED EACH TIME THE FORM IS FILED. Is this the
    Series                                                      last filing
    Number                       Series Name                  for this series?
                                                                        (Y or N)
      21
      22
      23
      24
      25
      26
      27
      28
      29
      30




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                              SCREEN NUMBER:  2

7.C) List the name of each series or portfolio and give a consecutive number to each series or portfolio starting with the number 1. USE THIS SAME NUMERICAL DESIGNATION FOR EACH SERIES OR PORTFOLIO IN THE SERIES INFORMATION BLOCK IN THE TOP RIGHT CORNER OF THE SCREENS SUBMITTED IN THIS FILING AND IN ALL SUBSEQUENT FILINGS ON THIS FORM. THIS INFORMATION IS REQUIRED EACH TIME THE FORM IS FILED. Is this the
    Series                                                      last filing
    Number                       Series Name                  for this series?
                                                                        (Y or N)
      31
      32
      33
      34
      35
      36
      37
      38
      39
      40




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                              SCREEN NUMBER:  2

7.C) List the name of each series or portfolio and give a consecutive number to each series or portfolio starting with the number 1. USE THIS SAME NUMERICAL DESIGNATION FOR EACH SERIES OR PORTFOLIO IN THE SERIES INFORMATION BLOCK IN THE TOP RIGHT CORNER OF THE SCREENS SUBMITTED IN THIS FILING AND IN ALL SUBSEQUENT FILINGS ON THIS FORM. THIS INFORMATION IS REQUIRED EACH TIME THE FORM IS FILED. Is this the
    Series                                                      last filing
    Number                       Series Name                  for this series?
                                                                        (Y or N)
      41
      42
      43
      44
      45
      46
      47
      48
      49
      50




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                              SCREEN NUMBER:  2

7.C) List the name of each series or portfolio and give a consecutive number to each series or portfolio starting with the number 1. USE THIS SAME NUMERICAL DESIGNATION FOR EACH SERIES OR PORTFOLIO IN THE SERIES INFORMATION BLOCK IN THE TOP RIGHT CORNER OF THE SCREENS SUBMITTED IN THIS FILING AND IN ALL SUBSEQUENT FILINGS ON THIS FORM. THIS INFORMATION IS REQUIRED EACH TIME THE FORM IS FILED. Is this the
    Series                                                      last filing
    Number                       Series Name                  for this series?
                                                                        (Y or N)
      51
      52
      53
      54
      55
      56
      57
      58
      59
      60




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                              SCREEN NUMBER:  2

7.C) List the name of each series or portfolio and give a consecutive number to each series or portfolio starting with the number 1. USE THIS SAME NUMERICAL DESIGNATION FOR EACH SERIES OR PORTFOLIO IN THE SERIES INFORMATION BLOCK IN THE TOP RIGHT CORNER OF THE SCREENS SUBMITTED IN THIS FILING AND IN ALL SUBSEQUENT FILINGS ON THIS FORM. THIS INFORMATION IS REQUIRED EACH TIME THE FORM IS FILED. Is this the
    Series                                                      last filing
    Number                       Series Name                  for this series?
                                                                        (Y or N)
      61
      62
      63
      64
      65
      66
      67
      68
      69
      70




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                              SCREEN NUMBER:  2

7.C) List the name of each series or portfolio and give a consecutive number to each series or portfolio starting with the number 1. USE THIS SAME NUMERICAL DESIGNATION FOR EACH SERIES OR PORTFOLIO IN THE SERIES INFORMATION BLOCK IN THE TOP RIGHT CORNER OF THE SCREENS SUBMITTED IN THIS FILING AND IN ALL SUBSEQUENT FILINGS ON THIS FORM. THIS INFORMATION IS REQUIRED EACH TIME THE FORM IS FILED. Is this the
    Series                                                      last filing
    Number                       Series Name                  for this series?
                                                                        (Y or N)
      71
      72
      73
      74
      75
      76
      77
      78
      79
      80




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                              SCREEN NUMBER:  2

7.C) List the name of each series or portfolio and give a consecutive number to each series or portfolio starting with the number 1. USE THIS SAME NUMERICAL DESIGNATION FOR EACH SERIES OR PORTFOLIO IN THE SERIES INFORMATION BLOCK IN THE TOP RIGHT CORNER OF THE SCREENS SUBMITTED IN THIS FILING AND IN ALL SUBSEQUENT FILINGS ON THIS FORM. THIS INFORMATION IS REQUIRED EACH TIME THE FORM IS FILED. Is this the
    Series                                                      last filing
    Number                       Series Name                  for this series?
                                                                        (Y or N)
      81
      82
      83
      84
      85
      86
      87
      88
      89
      90




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                              SCREEN NUMBER:  2

                                                          This page is being
     INVESTMENT ADVISER/SUB-ADVISER                       filed for series  1.

8.A) Adviser Name (if any): WESTERN ASSET MANAGEMENT COMPNAY
  B) Is this an Adviser or Sub-adviser? (A/S): A
  C) File Number: 801-08162
  D) City: PASADENA             State: CA Zip Code: 91105 Zip Ext.:
     Foreign Country:                      Foreign Postal Code:

8.A) Adviser Name (if any): FIRSTAR TRUST RESEARCH & MANAGEMENT COMPANY
  B) Is this an Adviser or Sub-adviser? (A/S): A
  C) File Number: 801-28084
  D) City: MILWAUKEE            State: WI Zip Code: 53202 Zip Ext.:
     Foreign Country:                      Foreign Postal Code:

8.A) Adviser Name (if any):
  B) Is this an Adviser or Sub-adviser? (A/S):
  C) File Number: 801-
  D) City:                      State:    Zip Code:       Zip Ext.:
     Foreign Country:                      Foreign Postal Code:



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                                SCREEN NUMBER: 3

                                                          This page is being
     INVESTMENT ADVISER/SUB-ADVISER                       filed for series  2.

8.A) Adviser Name (if any): THE PATTERSON CAPITAL CORPORATION
  B) Is this an Adviser or Sub-adviser? (A/S): A
  C) File Number: 801-13828
  D) City: LOS ANGELES          State: CA Zip Code: 90067 Zip Ext.:
     Foreign Country:                      Foreign Postal Code:

8.A) Adviser Name (if any):
  B) Is this an Adviser or Sub-adviser? (A/S):
  C) File Number: 801-
  D) City:                      State:    Zip Code:       Zip Ext.:
     Foreign Country:                      Foreign Postal Code:

8.A) Adviser Name (if any):
  B) Is this an Adviser or Sub-adviser? (A/S):
  C) File Number: 801-
  D) City:                      State:    Zip Code:       Zip Ext.:
     Foreign Country:                      Foreign Postal Code:



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                                SCREEN NUMBER: 3

                                                          This page is being
     INVESTMENT ADVISER/SUB-ADVISER                       filed for series  3.

8.A) Adviser Name (if any): CAMBIAR INVESTORS, INC.
  B) Is this an Adviser or Sub-adviser? (A/S): A
  C) File Number: 801-9538
  D) City: DENVER               State: CO Zip Code: 80111 Zip Ext.:
     Foreign Country:                      Foreign Postal Code:

8.A) Adviser Name (if any): INVESTORS RESEARCH COMPANY
  B) Is this an Adviser or Sub-adviser? (A/S): A
  C) File Number: 801-31292
  D) City: RANCHO SANTA FE      State: CA Zip Code: 92067 Zip Ext.:
     Foreign Country:                      Foreign Postal Code:

8.A) Adviser Name (if any):
  B) Is this an Adviser or Sub-adviser? (A/S):
  C) File Number: 801-
  D) City:                      State:    Zip Code:       Zip Ext.:
     Foreign Country:                      Foreign Postal Code:



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                                SCREEN NUMBER: 3

                                                          This page is being
     INVESTMENT ADVISER/SUB-ADVISER                       filed for series  4.

8.A) Adviser Name (if any): CAMBIAR INVESTORS INC
  B) Is this an Adviser or Sub-adviser? (A/S): A
  C) File Number: 801-9538
  D) City: DENVER               State: CO Zip Code: 80111 Zip Ext.:
     Foreign Country:                      Foreign Postal Code:

8.A) Adviser Name (if any): WESTERN ASSET MANAGEMENT COMPANY
  B) Is this an Adviser or Sub-adviser? (A/S): A
  C) File Number: 801-08162
  D) City: PASADENA             State: CA Zip Code: 91105 Zip Ext.:
     Foreign Country:                      Foreign Postal Code:

8.A) Adviser Name (if any): INVESTORS RESEARCH COMPANY
  B) Is this an Adviser or Sub-adviser? (A/S): A
  C) File Number: 801-31292
  D) City: RANCHO SATNTE FE     State: CA Zip Code: 92067 Zip Ext.:
     Foreign Country:                      Foreign Postal Code:



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                                SCREEN NUMBER: 3

                                                          This page is being
     ADMINISTRATOR                                        filed for ALL series.

10.A) Administrator Name (if any):HEWITT ASSOCIATES LLC
   B) File Number (if any): 801-31531
   C) City: LINCOLNSHIRE         State: IL Zip Code: 60069 Zip Ext.:
      Foreign Country:                      Foreign Postal Code:

10.A) Administrator Name (if any):
   B) File Number (if any):
   C) City:                      State:    Zip Code:       Zip Ext.:
      Foreign Country:                      Foreign Postal Code:

10.A) Administrator Name (if any):
   B) File Number (if any):
   C) City:                      State:    Zip Code:       Zip Ext.:
      Foreign Country:                      Foreign Postal Code:

10.A) Administrator Name (if any):
   B) File Number (if any):
   C) City:                      State:    Zip Code:       Zip Ext.:
      Foreign Country:                      Foreign Postal Code:

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                                SCREEN NUMBER: 4

                                                          This page is being
     SHAREHOLDER SERVICING AGENT                          filed for ALL series.

12.A) Agent Name (if any): FIRSTAR MUTUAL FUND SERVICES, LLC
   B) File Number (if any): 84-0000000
   C) City: MILWAUKEE            State: WI Zip Code: 53202 Zip Ext.:


12.A) Agent Name (if any):
   B) File Number (if any):
   C) City:                      State:    Zip Code:       Zip Ext.:


12.A) Agent Name (if any):
   B) File Number (if any):
   C) City:                      State:    Zip Code:       Zip Ext.:


12.A) Agent Name (if any):
   B) File Number (if any):
   C) City:                      State:    Zip Code:       Zip Ext.:


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                                SCREEN NUMBER: 6

                                                          This page is being
     INDEPENDENT PUBLIC ACCOUNTANT                        filed for ALL series.

13.A) Accountant Name: ARTHUR ANDERSEN LLP
   B) City: CHICAGO              State: IL Zip Code: 60603 Zip Ext.: 5385
      Foreign Country:                      Foreign Postal Code:


13.A) Accountant Name:
   B) City:                      State:    Zip Code:       Zip Ext.:
      Foreign Country:                      Foreign Postal Code:


13.A) Accountant Name:
   B) City:                      State:    Zip Code:       Zip Ext.:
      Foreign Country:                      Foreign Postal Code:


13.A) Accountant Name:
   B) City:                      State:    Zip Code:       Zip Ext.:
      Foreign Country:                      Foreign Postal Code:


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                                SCREEN NUMBER: 7

                                                          This page is being
     CUSTODIAN/SUB-CUSTODIAN                              filed for ALL series.

15.A) Custodian/Sub-custodian: FIRSTAR BANK MILWAUKEE
   B) Is this a Custodian or Sub-custodian? (C/S): C
   C) City: MILWAUKEE            State: WI Zip Code: 53202 Zip Ext.:
   D) Foreign Country:                      Foreign Postal Code:

   E) Mark ONE of the following with an 'X':

                                 TYPE OF CUSTODY

                Member Nat'l                 Foreign     Insurance Co.
     Bank       Sec. Exchg.       Self      Custodian      Sponsor
 Sec.17(f)(1)    Rule 17f-1    Rule 17f-2   Rule 17f-5    Rule 26a-2    Other
 ------------   ------------   ----------   ----------   -------------  -----

      X





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                                SCREEN NUMBER: 9

                                                          This page being  filed
                                                          for ALL series.

18. Does Registrant's/Series' custodian(s) maintain some or all of Registrant's/Series' securities in a central depository or book-entry system pursuant to Rule 17f-4? (Y or N) Y

19. Family of investment companies information:

   A)  Is Registrant part of a family of investment companies? (Y or N)  N

   B) If 'Y' (Yes), state the number of registered management investment companies in the family: 0 (NOTE: Count as a separate company each series of a series company and each portfolio of a multiple portfolio company; exclude all series of unit investment trusts from this number.)

   C) Identify the family using 10 letters:
         (NOTE: In filing this form, use this identification consistently for all investment companies in the family including any unit investment trusts. This designation is for purposes of this form only.)


                                SCREEN NUMBER: 10

20. Brokerage commissions paid on portfolio transactions of Registrant:

 List the 10 brokers which received the largest amount of brokerage commissions (excluding dealer concessions in underwritings) by virtue of direct or indirect participation in Registrant's portfolio transactions, set forth in order of size of gross commissions during the current reporting period:
(FOR SERIES COMPANIES, ITEMS 20 & 21 MUST BE ANSWERED IN TOTAL FOR ALL SERIES)
                                                                     Commissions
               Name of Broker                      IRS Number       Received
                                                                 (000's omitted)
  LEHMAN BROTHERS                                                         22
  MORGAN STANLEY & COMPANY                                                19
  INSTINET                                                                17
  COWENS & COMPANY                                                        16
  D.E. SHAW                                                               10
  GOLDMAN SACHS                                                            9
  A.G. EDWARDS                                                             9
  MERRILL LYNCH                                                            8
  PAINE WEBBER                                                             8
  JESUP & LAMONT                                                           8

21. Aggregate brokerage commissions paid by Registrant during current reporting period (000's omitted): 143

                                SCREEN NUMBER: 11

22. Registrant's portfolio transactions with entities acting as principals:

 List the 10 entities acting as principals with whom Registrant did the largest amount of portfolio transactions (include all short-term obligations, and U.S. Gov't. & tax-free securities) in both the secondary market & in underwritten offerings set forth in order of size based upon total value of principal transactions during the current reporting period: (FOR SERIES COMPANIES, ITEMS
 22 AND 23 MUST BE ANSWERED IN TOTAL FOR ALL SERIES)      Registrant  Sales by
              Name of Entity                  IRS Number  Purchases  Registrant
                                                                 (000's omitted)
AMERICAN EXPRESS CREDIT                                        66314          0
DONALD LUFKIN JENCREDIT                                        27984      29412
BARCLAYS DEZOETE WEDD INC                                      11021      37913
GOLDMAN SACHS                                                  17836      21649
BEAR STERARNS                                                  16758      17507
FIRSTAR BANK                                                   33127          0
HSBC SECURITIES                                                24092       3925
JP MORGAN SECURITIES                                           12919      13037
FIRST BOSTO                                                    11878      11969
SALOMON BROTHERS                                                5907      17213

23. Aggregate principal purchase/sale transactions of Registrant during current
    reporting period. C. Total Purchases:    227839 D. Total Sales:    152625
    (000's omitted)
                                SCREEN NUMBER: 12

                                                          This page being  filed
                                                          for series 1.






24. At the end of the current period, did the Registrant/Series hold any securities of the Registrant's/Series' regular brokers or dealers or of the parents of such brokers or dealers that derive more than 15% of gross revenue from securities-related activities? (Y or N): Y




     NOTE: If answer is 'N' (No), please go on to screen 15.







                                SCREEN NUMBER: 13

                                                          This page being  filed
                                                          for series 2.






24. At the end of the current period, did the Registrant/Series hold any securities of the Registrant's/Series' regular brokers or dealers or of the parents of such brokers or dealers that derive more than 15% of gross revenue from securities-related activities? (Y or N): Y




     NOTE: If answer is 'N' (No), please go on to screen 15.







                                SCREEN NUMBER: 13

                                                          This page being  filed
                                                          for series 3.






24. At the end of the current period, did the Registrant/Series hold any securities of the Registrant's/Series' regular brokers or dealers or of the parents of such brokers or dealers that derive more than 15% of gross revenue from securities-related activities? (Y or N): N




     NOTE: If answer is 'N' (No), please go on to screen 15.







                                SCREEN NUMBER: 13

                                                          This page being  filed
                                                          for series 4.






24. At the end of the current period, did the Registrant/Series hold any securities of the Registrant's/Series' regular brokers or dealers or of the parents of such brokers or dealers that derive more than 15% of gross revenue from securities-related activities? (Y or N): N




     NOTE: If answer is 'N' (No), please go on to screen 15.







                                SCREEN NUMBER: 13

                                                          This page being  filed
                                                          for series 1.

25. List below the information requested about Registrant's/Series' holdings of the securities of the Registrant's/Series' regular brokers or dealers or of
    their   parents   that  derive  more  than  15%  of  gross   revenues   from
    securities-related activities:
                                                          Type of  Value of any
          Name of Regular Broker or              IRS     Security   Securities
          Dealer or Parent (Issuer)             Number    Owned    Owned at end
                                                          D=debt    of current
                                                         E=equity     period
                                                                 (000's omitted)
 BANKERS TRUST COMPANY                                       D           1017
 J.P. MORGAN                                                 D             72
 SECURITY PACIFIC CORP                                       D            208
 MERRILL LYNCH COMPANY                                       D            708
 PAINE WEBBER INCORPORATED                                   D            145
 LEHMAN BROTHERS                                             D            437
                                                                               0
                                                                               0


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                                SCREEN NUMBER: 14

                                                          This page being  filed
                                                          for series 2.

25. List below the information requested about Registrant's/Series' holdings of the securities of the Registrant's/Series' regular brokers or dealers or of
    their   parents   that  derive  more  than  15%  of  gross   revenues   from
    securities-related activities:
                                                          Type of  Value of any
          Name of Regular Broker or              IRS     Security   Securities
          Dealer or Parent (Issuer)             Number    Owned    Owned at end
                                                          D=debt    of current
                                                         E=equity     period
                                                                 (000's omitted)
 MORGAN STANLEY                                              D            746
                                                                            0
                                                                            0
                                                                            0
                                                                            0
                                                                            0
                                                                            0
                                                                            0


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                                SCREEN NUMBER: 14

                                                          This page being  filed
                                                          for series 3.

25. List below the information requested about Registrant's/Series' holdings of the securities of the Registrant's/Series' regular brokers or dealers or of their parents that derive more than 15% of gross revenues from securities-related activities:
                                                          Type of  Value of any
          Name of Regular Broker or              IRS     Security   Securities
          Dealer or Parent (Issuer)             Number    Owned    Owned at end
                                                          D=debt    of current
                                                         E=equity     period
                                                                 (000's omitted)
 J.P. MORGAN                                                 E            126
 MERRILL LYNCH COMPANY                                       E            534
 MORGAN STANLEY INC.                                         E            923
 BEAR STEARNS                                                E            233
                                                                               0
                                                                               0
                                                                               0
                                                                               0


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                                SCREEN NUMBER: 14

                                                          This page being  filed
                                                          for series 4.

25. List below the information requested about Registrant's/Series' holdings of the securities of the Registrant's/Series' regular brokers or dealers or of
    their   parents   that  derive  more  than  15%  of  gross   revenues   from
    securities-related activities:
                                                          Type of  Value of any
          Name of Regular Broker or              IRS     Security   Securities
          Dealer or Parent (Issuer)             Number    Owned    Owned at end
                                                          D=debt    of current
                                                         E=equity     period
                                                                 (000's omitted)
 J.P. MORGAN                                                 E             37
 BEAR STEARNS                                                E             44
 MERRILL LYNCH COMPANY                                       E             58
 MERRILL LYNCH COMPANY                                       D             97
 LEHMAN BROTHERS                                             E             17
 MORGAN STANLEY                                              E            157
 PAINE WEBBER                                                E              8
 NOMURA ASSET SECURITIES CORP                                D             69


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                                SCREEN NUMBER: 14

26. Considerations which affected the participation of brokers or dealers or other entities in commissions or other compensation paid on portfolio transactions of Registrant:

[ FOR SERIES COMPANIES THIS ITEM IS TO BE ANSWERED IN TOTAL FOR ALL SERIES ]

    Answer each of the following with 'Y' or 'N'.

  A) Sales of Registrant's/Series' shares  -------------------------------- N B)
  Receipt of investment  research and  statistical  information  ---------- Y C)
  Receipt of quotations for portfolio valuations ---------------------- N D) Ability to execute portfolio transactions to obtain best price and execution --------------------------------- Y
  E) Receipt of telephone line and wire services ------------------------- N
  F) Broker or dealer which is an affiliated person ---------------------- Y
  G) Arrangement to return or credit part or all of commissions or profits thereon:
       (i) To investment adviser, principal underwriter, or an affiliated person of either ---------------------------- N
      (ii)  To Registrant ------------------------------------------------ N
  H) Other --------------------------------------------------------------- N


                                SCREEN NUMBER: 15

    SALES AND REPURCHASES





27. Is Registrant an open-end investment company? (Y or N): Y


     NOTE: If answer is 'N' (No), please delete any answers you may have entered for questions 28 through 44.

           If you have done this already or not yet responded to question 28 through 44, please jump to Screen Number 23.








                                SCREEN NUMBER: 16

                                                          This page being
28. Monthly Sales and  Repurchases  of filed for series 1.  Registrant's/Series'
    Shares:

                      Total NAV       Total NAV                   Total NAV
                      of Shares       of Shares     Total NAV     of Shares
                      Sold: New      Sold: Reinv.   of Shares    Redeemed and
       Month of      Sales (Incl.    of Dividends     Sold:      Repurchased
    Current Period    Exchanges)    & Distributions   Other   (Incl. Exchanges)
                             (000's omitted)             (000's omitted)

A) First  month of period $        7    $      382    $        0     $      450
B) Second month of period $     3381    $      354    $        0     $        0
C) Third  month of period $       82    $      368    $        0     $      673
D) Fourth month of period $      131    $      410    $        0     $      442
E) Fifth  month of period $      131    $      401    $        0     $      128
F) Sixth  month of period $      131    $      425    $        0     $      843
G)      Total             $     3863    $     2340    $        0     $     2536

H) Total NAV of Registrant's/Series' share sales during the
   period subject to a sales load (000's omitted)                  $        0
   (Note: 28H is the total of six months and must be less than or equal to 28G1 + 28G2 + 28G3)

                                SCREEN NUMBER: 17

                                                          This page being
28. Monthly Sales and  Repurchases  of filed for series 2.  Registrant's/Series'
    Shares:

                      Total NAV       Total NAV                   Total NAV
                      of Shares       of Shares     Total NAV     of Shares
                      Sold: New      Sold: Reinv.   of Shares    Redeemed and
       Month of      Sales (Incl.    of Dividends     Sold:      Repurchased
    Current Period    Exchanges)    & Distributions   Other   (Incl. Exchanges)
                             (000's omitted)             (000's omitted)

A) First  month of period $        2    $      458    $        0     $     5082
B) Second month of period $     2049    $      428    $        0     $     2187
C) Third  month of period $     2298    $      378    $        0     $    13833
D) Fourth month of period $       77    $      374    $        0     $     8800
E) Fifth  month of period $       76    $      362    $        0     $     4195
F) Sixth  month of period $     2901    $      346    $        0     $     5100
G)      Total             $     7403    $     2346    $        0     $    39197

H) Total NAV of Registrant's/Series' share sales during the
   period subject to a sales load (000's omitted)                  $        0
   (Note: 28H is the total of six months and must be less than or equal to 28G1 + 28G2 + 28G3)

                                SCREEN NUMBER: 17

                                                          This page being
28. Monthly Sales and  Repurchases  of filed for series 3.  Registrant's/Series'
    Shares:

                      Total NAV       Total NAV                   Total NAV
                      of Shares       of Shares     Total NAV     of Shares
                      Sold: New      Sold: Reinv.   of Shares    Redeemed and
       Month of      Sales (Incl.    of Dividends     Sold:      Repurchased
    Current Period    Exchanges)    & Distributions   Other   (Incl. Exchanges)
                             (000's omitted)             (000's omitted)

A) First  month of period $      874    $        0    $        0     $      305
B) Second month of period $     1828    $        0    $        0     $     2800
C) Third  month of period $      233    $      347    $        0     $      553
D) Fourth month of period $      513    $        0    $        0     $       38
E) Fifth  month of period $      138    $        0    $        0     $      284
F) Sixth  month of period $      739    $      328    $        0     $       63
G)      Total             $     4325    $      675    $        0     $     4043

H) Total NAV of Registrant's/Series' share sales during the
   period subject to a sales load (000's omitted)                  $        0
   (Note: 28H is the total of six months and must be less than or equal to 28G1 + 28G2 + 28G3)

                                SCREEN NUMBER: 17

                                                          This page being
28. Monthly Sales and  Repurchases  of filed for series 4.  Registrant's/Series'
    Shares:

                      Total NAV       Total NAV                   Total NAV
                      of Shares       of Shares     Total NAV     of Shares
                      Sold: New      Sold: Reinv.   of Shares    Redeemed and
       Month of      Sales (Incl.    of Dividends     Sold:      Repurchased
    Current Period    Exchanges)    & Distributions   Other   (Incl. Exchanges)
                             (000's omitted)             (000's omitted)

A) First  month of period $      117    $        0    $        0     $      154
B) Second month of period $        0    $        0    $        0     $      500
C) Third  month of period $       84    $      365    $        0     $    10691
D) Fourth month of period $        0    $        0    $        0     $       34
E) Fifth  month of period $        0    $        0    $        0     $      125
F) Sixth  month of period $        0    $      329    $        0     $     2856
G)      Total             $      201    $      694    $        0     $    14360

H) Total NAV of Registrant's/Series' share sales during the
   period subject to a sales load (000's omitted)                  $        0
   (Note: 28H is the total of six months and must be less than or equal to 28G1 + 28G2 + 28G3)

                                SCREEN NUMBER: 17

                                                          This page being  filed
                                                          for ALL series.

54. Indicate below whether services were supplied or paid for wholly or in substantial part by investment adviser(s) or administrator(s) in connection with the advisory or administrative contract(s) but for which the adviser(s) or administrator(s) are not reimbursed by the Registrant:
                                                                        (Y or N)
  A) Occupancy and office rental ------------------------------------------ Y B)
  Clerical and bookkeeping  services  ------------------------------------  Y C)
  Accounting  services  --------------------------------------------------  N D)
  Services of independent  auditors  -------------------------------------  N E)
  Services of outside  counsel  ------------------------------------------  Y F)
  Registration  and filing fees  -----------------------------------------  Y G)
  Stationery,  supplies and printing  ------------------------------------  Y H)
  Salaries & compensation of Registrant's interested directors --------- N I) Salaries & compensation of Registrant's disinterested directors ------ Y J) Salaries & compensation of Registrant's officers who are not directors Y K) Reports to current shareholders -------------------------------------- Y L)
  Determination of offering and redemption prices ---------------------- Y M) Trading department --------------------------------------------------- N N)
  Prospectus preparation and printing for current shareholders --------- Y O) Other ---------------------------------------------------------------- N

                                SCREEN NUMBER: 25

                                                          This page being  filed
                                                          for ALL series.
    MISCELLANEOUS INFORMATION


55. Did Registrant/Series have any of the following
    outstanding at any time during the current period               (Y or N)
    which exceeded 1% of aggregate net assets?

    A) Overdrafts --------------------------------------------------    N
    B) Bank Loans --------------------------------------------------    N


56. During the period did the Registrant's/Series' investment adviser(s) have advisory clients other than investment companies? --------- Y


57. Did the Registrant/Series adjust the number of its shares outstanding by means of a stock split or stock dividend? ------- N





                                SCREEN NUMBER: 26

                                                          This page being
      CLASSIFICATION                                      filed for ALL series.
                                                                      (Y or N)
58.A) Is  Registrant/Series  a separate  account of an insurance  company?  N If answer is 'Y' (Yes), are any of the following types of contracts funded by
      the      Registrant:       B)      Variable       annuity       contracts?
      ---------------------------------   C)  Scheduled  premium  variable  life
      contracts? ------------------ D) Flexible premium variable life contracts? ------------------- E) Other types of insurance products registered under the Securities Act of 1933? ---------------------------------

59. Is Registrant/Series a management investment company? ------------    Y

60.A) Was Registrant/Series a diversified investment company at any
      time during the reporting period? ------------------------------    Y
   B) Is Registrant/Series a diversified investment company as of the end of the reporting period? ----------------------------------- Y

61. What is the lowest minimum initial investment required by
    Registrant/Series from an investor that is not an employee or otherwise affiliated with the Registrant/Series, its adviser,
    principal underwriter or other affiliated entity?               $ 1000000

                                SCREEN NUMBER: 27

62.A) Does the Registrant/Series invest primarily in      This page being
     debt securities, including convertible debt          filed for series  1.
     securities, options & futures on debt
     securities or indices of debt securities? (Y or N) -----------   Y
NOTE: If answer is 'N' (No), jump to Screen Number 30.
      If answer is 'Y' (Yes), state the percentage of net assets in each type at the end of the current period:

SHORT-TERM MATURITIES

B) U.S. Treasury                          0.0% C) U.S. Government Agency   0.3%
D) Repurchase agreements                  0.0% F) Bank Certificates of
E) State and Municipal tax-free           0.0%    deposit-Domestic         0.0%
G) Bank Certificates of deposit-Foreign   0.0% H) Bankers acceptances      0.0%
I) Commercial paper taxable               3.8% J) Time deposits            0.0%
K) Options                                0.0% L) All other               -3.0%

INTERMEDIATE & LONG-TERM MATURITIES

M) U.S. Treasury                         24.6% N) U.S. Government Agency  33.6%
O) State and Municipal tax-free           0.0% P) Corporate               40.3%
Q) All other                              0.4%

R) Investments other than debt securities   0.0%
                              SCREEN NUMBER: 28

62.A) Does the Registrant/Series invest primarily in      This page being
     debt securities, including convertible debt          filed for series  2.
     securities, options & futures on debt
     securities or indices of debt securities? (Y or N) -----------   Y
NOTE: If answer is 'N' (No), jump to Screen Number 30.
      If answer is 'Y' (Yes), state the percentage of net assets in each type at the end of the current period:

SHORT-TERM MATURITIES

B) U.S. Treasury                          0.0% C) U.S. Government Agency   0.0%
D) Repurchase agreements                  0.0% F) Bank Certificates of
E) State and Municipal tax-free           0.0%    deposit-Domestic         0.0%
G) Bank Certificates of deposit-Foreign   0.0% H) Bankers acceptances      0.0%
I) Commercial paper taxable               1.2% J) Time deposits            0.0%
K) Options                                0.0% L) All other                1.0%

INTERMEDIATE & LONG-TERM MATURITIES

M) U.S. Treasury                         51.0% N) U.S. Government Agency   6.0%
O) State and Municipal tax-free           0.0% P) Corporate               40.8%
Q) All other                              0.0%

R) Investments other than debt securities   0.0%
                              SCREEN NUMBER: 28

62.A) Does the Registrant/Series invest primarily in      This page being
     debt securities, including convertible debt          filed for series  3.
     securities, options & futures on debt
     securities or indices of debt securities? (Y or N) -----------   N
NOTE: If answer is 'N' (No), jump to Screen Number 30.
      If answer is 'Y' (Yes), state the percentage of net assets in each type at the end of the current period:

SHORT-TERM MATURITIES

B) U.S. Treasury                          0.0% C) U.S. Government Agency   0.0%
D) Repurchase agreements                  0.0% F) Bank Certificates of
E) State and Municipal tax-free           0.0%    deposit-Domestic         0.0%
G) Bank Certificates of deposit-Foreign   0.0% H) Bankers acceptances      0.0%
I) Commercial paper taxable               0.0% J) Time deposits            0.0%
K) Options                                0.0% L) All other                0.0%

INTERMEDIATE & LONG-TERM MATURITIES

M) U.S. Treasury                          0.0% N) U.S. Government Agency   0.0%
O) State and Municipal tax-free           0.0% P) Corporate                0.0%
Q) All other                              0.0%

R) Investments other than debt securities   0.0%
                              SCREEN NUMBER: 28

62.A) Does the Registrant/Series invest primarily in      This page being
     debt securities, including convertible debt          filed for series  4.
     securities, options & futures on debt
     securities or indices of debt securities? (Y or N) -----------   N
NOTE: If answer is 'N' (No), jump to Screen Number 30.
      If answer is 'Y' (Yes), state the percentage of net assets in each type at the end of the current period:

SHORT-TERM MATURITIES

B) U.S. Treasury                          0.0% C) U.S. Government Agency   0.0%
D) Repurchase agreements                  0.0% F) Bank Certificates of
E) State and Municipal tax-free           0.0%    deposit-Domestic         0.0%
G) Bank Certificates of deposit-Foreign   0.0% H) Bankers acceptances      0.0%
I) Commercial paper taxable               0.0% J) Time deposits            0.0%
K) Options                                0.0% L) All other                0.0%

INTERMEDIATE & LONG-TERM MATURITIES

M) U.S. Treasury                          0.0% N) U.S. Government Agency   0.0%
O) State and Municipal tax-free           0.0% P) Corporate                0.0%
Q) All other                              0.0%

R) Investments other than debt securities   0.0%
                              SCREEN NUMBER: 28

                                                          This page being  filed
                                                          for series 1.

63. State the dollar weighted average portfolio maturity at the end of the period covered by this report in days or, if longer than 1 yr.,
    in years to one decimal place:                                A:   0  days
                                                                   B:10.9  years

64.A) Is the timely payment of principal and interest on any of the instruments listed in item 62 insured or guaranteed by an entity other than the issuer? (Y or N) ----------------------------------- N

   B) Is the issuer of any instrument covered in item 62 delinquent or in default as to payment of principal or interest at the end of the current period? (Y or N) -------------------------------------- N [If answer is
      'N' (No), jump to screen 30 for your next screen.]

65. In computations of NAV per share, is any part of the value attributed to instruments identified in sub-item 64B derived from insurance or guarantees? (Y or N) ------------------------------




                                SCREEN NUMBER: 29

                                                          This page being  filed
                                                          for series 2.

63. State the dollar weighted average portfolio maturity at the end of the period covered by this report in days or, if longer than 1 yr.,
    in years to one decimal place:                                A:   0  days
                                                                   B: 1.8  years

64.A) Is the timely payment of principal and interest on any of the instruments listed in item 62 insured or guaranteed by an entity other than the issuer? (Y or N) ----------------------------------- N

   B) Is the issuer of any instrument covered in item 62 delinquent or in default as to payment of principal or interest at the end of the current period? (Y or N) -------------------------------------- N [If answer is
      'N' (No), jump to screen 30 for your next screen.]

65. In computations of NAV per share, is any part of the value attributed to instruments identified in sub-item 64B derived from insurance or guarantees? (Y or N) ------------------------------




                                SCREEN NUMBER: 29

66.A) Is the Registrant/Series a fund that This page being usually invests in equity securities, filed for series 1.
      options & futures on equity securities,
      indices of equity securities or securities convertible into equity securities? ----------------------------- N If answer is 'N', go to item 67. Otherwise place a 'Y' on the line below which best describes its primary investment objective (place an 'N' on other lines).

         B) Aggressive capital appreciation --------------------------- C) Capital appreciation -------------------------------------- D) Growth
         ----------------------------------------------------   E)  Growth   and
         income      -----------------------------------------     F)     Income
         ----------------------------------------------------  G)  Total  return
         ----------------------------------------------

67. Is the Registrant/Series a balanced fund? (Y or N) ---------------- N
68. Does the Registrant/Series have more than 50% of its net assets at the end of the current period invested in:
         A) The securities of issuers engaged primarily in the pro-duction or distribution of precious metals? (Y or N) ------ N
         B) The securities of issuers located primarily in countries other than the United States? (Y or N) -------------------- N
69. Is the Registrant/Series an index fund? (Y or N) ------------------ N

                                SCREEN NUMBER: 30

66.A) Is the Registrant/Series a fund that This page being usually invests in equity securities, filed for series 2.
      options & futures on equity securities,
      indices of equity securities or securities convertible into equity securities? ----------------------------- N If answer is 'N', go to item 67. Otherwise place a 'Y' on the line below which best describes its primary investment objective (place an 'N' on other lines).

         B) Aggressive capital appreciation --------------------------- C) Capital appreciation -------------------------------------- D) Growth
         ----------------------------------------------------   E)  Growth   and
         income      -----------------------------------------     F)     Income
         ----------------------------------------------------  G)  Total  return
         ----------------------------------------------

67. Is the Registrant/Series a balanced fund? (Y or N) ---------------- N
68. Does the Registrant/Series have more than 50% of its net assets at the end of the current period invested in:
         A) The securities of issuers engaged primarily in the pro-duction or distribution of precious metals? (Y or N) ------ N
         B) The securities of issuers located primarily in countries other than the United States? (Y or N) -------------------- N
69. Is the Registrant/Series an index fund? (Y or N) ------------------ N

                                SCREEN NUMBER: 30

66.A) Is the Registrant/Series a fund that This page being usually invests in equity securities, filed for series 3.
      options & futures on equity securities,
      indices of equity securities or securities convertible into equity securities? ----------------------------- Y If answer is 'N', go to item 67. Otherwise place a 'Y' on the line below which best describes its primary investment objective (place an 'N' on other lines).

         B) Aggressive capital appreciation --------------------------- N C) Capital appreciation -------------------------------------- N D) Growth
         ----------------------------------------------------  Y E)  Growth  and
         income    -----------------------------------------    N   F)    Income
         ----------------------------------------------------  N G) Total return
         ---------------------------------------------- N

67. Is the Registrant/Series a balanced fund? (Y or N) ---------------- N
68. Does the Registrant/Series have more than 50% of its net assets at the end of the current period invested in:
         A) The securities of issuers engaged primarily in the pro-duction or distribution of precious metals? (Y or N) ------ N
         B) The securities of issuers located primarily in countries other than the United States? (Y or N) -------------------- N
69. Is the Registrant/Series an index fund? (Y or N) ------------------ N

                                SCREEN NUMBER: 30

66.A) Is the Registrant/Series a fund that This page being usually invests in equity securities, filed for series 4.
      options & futures on equity securities,
      indices of equity securities or securities convertible into equity securities? ----------------------------- Y If answer is 'N', go to item 67. Otherwise place a 'Y' on the line below which best describes its primary investment objective (place an 'N' on other lines).

         B) Aggressive capital appreciation --------------------------- N C) Capital appreciation -------------------------------------- N D) Growth
         ----------------------------------------------------  N E)  Growth  and
         income    -----------------------------------------    N   F)    Income
         ----------------------------------------------------  N G) Total return
         ---------------------------------------------- Y

67. Is the Registrant/Series a balanced fund? (Y or N) ---------------- Y
68. Does the Registrant/Series have more than 50% of its net assets at the end of the current period invested in:
         A) The securities of issuers engaged primarily in the pro-duction or distribution of precious metals? (Y or N) ------ N
         B) The securities of issuers located primarily in countries other than the United States? (Y or N) -------------------- N
69. Is the Registrant/Series an index fund? (Y or N) ------------------ N

                                SCREEN NUMBER: 30

                                                          This page being
     INVESTMENT PRACTICES                                 filed for series  1.
70.      Activity                            Permitted by invest-  Engaged in
                                                ment policies?     this period?
                                                        (Y or N)    (Y or N)
A) Writing or investing in repurchase agreements           Y           N
B) Writing or investing in options on equities             N           N
C) Writing or investing in options on debt securities      Y           Y
D) Writing or investing in options on stock indices        N           N
E) Writing or investing in interest rate futures           Y           Y
F) Writing or investing in stock index futures             N           N
G) Writing or investing in options on futures              Y           Y
H) Writing or investing in options on stock index futures  N           N
I) Writing or investing in other commodity futures         N           N
J) Investments in restricted securities                    Y           N
K) Investments in shares of other investment companies     N           N
L) Investments in securities of foreign issuers            Y           N
M) Currency exchange transactions                          Y           N
N) Loaning portfolio securities                            Y           N
O) Borrowing of money                                      Y           N
P) Purchases/sales by certain exempted affiliated persons  Y           N
Q) Margin purchases                                        N           N
R) Short selling                                           N           N

                                SCREEN NUMBER: 31

                                                          This page being
     INVESTMENT PRACTICES                                 filed for series  2.
70.      Activity                            Permitted by invest-  Engaged in
                                                ment policies?     this period?
                                                        (Y or N)    (Y or N)
A) Writing or investing in repurchase agreements           Y           N
B) Writing or investing in options on equities             N           N
C) Writing or investing in options on debt securities      Y           N
D) Writing or investing in options on stock indices        N           N
E) Writing or investing in interest rate futures           Y           N
F) Writing or investing in stock index futures             N           N
G) Writing or investing in options on futures              Y           N
H) Writing or investing in options on stock index futures  N           N
I) Writing or investing in other commodity futures         N           N
J) Investments in restricted securities                    Y           N
K) Investments in shares of other investment companies     N           N
L) Investments in securities of foreign issuers            Y           N
M) Currency exchange transactions                          Y           N
N) Loaning portfolio securities                            Y           N
O) Borrowing of money                                      Y           N
P) Purchases/sales by certain exempted affiliated persons  Y           N
Q) Margin purchases                                        N           N
R) Short selling                                           N           N

                                SCREEN NUMBER: 31

                                                          This page being
     INVESTMENT PRACTICES                                 filed for series  3.
70.      Activity                            Permitted by invest-  Engaged in
                                                ment policies?     this period?
                                                        (Y or N)    (Y or N)
A) Writing or investing in repurchase agreements           Y           N
B) Writing or investing in options on equities             Y           N
C) Writing or investing in options on debt securities      N           N
D) Writing or investing in options on stock indices        Y           N
E) Writing or investing in interest rate futures           N           N
F) Writing or investing in stock index futures             Y           N
G) Writing or investing in options on futures              Y           N
H) Writing or investing in options on stock index futures  Y           N
I) Writing or investing in other commodity futures         N           N
J) Investments in restricted securities                    Y           N
K) Investments in shares of other investment companies     N           N
L) Investments in securities of foreign issuers            Y           N
M) Currency exchange transactions                          Y           N
N) Loaning portfolio securities                            Y           N
O) Borrowing of money                                      Y           N
P) Purchases/sales by certain exempted affiliated persons  Y           N
Q) Margin purchases                                        N           N
R) Short selling                                           N           N

                                SCREEN NUMBER: 31

                                                          This page being
     INVESTMENT PRACTICES                                 filed for series  4.
70.      Activity                            Permitted by invest-  Engaged in
                                                ment policies?     this period?
                                                        (Y or N)    (Y or N)
A) Writing or investing in repurchase agreements           Y           N
B) Writing or investing in options on equities             Y           N
C) Writing or investing in options on debt securities      Y           Y
D) Writing or investing in options on stock indices        Y           N
E) Writing or investing in interest rate futures           Y           N
F) Writing or investing in stock index futures             Y           Y
G) Writing or investing in options on futures              Y           Y
H) Writing or investing in options on stock index futures  Y           N
I) Writing or investing in other commodity futures         N           N
J) Investments in restricted securities                    Y           N
K) Investments in shares of other investment companies     N           N
L) Investments in securities of foreign issuers            Y           N
M) Currency exchange transactions                          Y           N
N) Loaning portfolio securities                            Y           N
O) Borrowing of money                                      Y           N
P) Purchases/sales by certain exempted affiliated persons  Y           N
Q) Margin purchases                                        N           N
R) Short selling                                           N           N

                                SCREEN NUMBER: 31

                                                          This page being
71. Portfolio turnover rate for the current filed for series 1. reporting period

   A) Purchases ($000's omitted)  ----------------------------------  $ 89911 B)
   Sales [including all maturities] ($000's omitted) ----------- $ 86442 C) Monthly average value of portfolio ($000's omitted) --------- $ 72844 D) Percent turnover (use lesser of 71A) or 71B) divided by 71C)) 118%
NOTE: Item 71D) should be a whole number; round if necessary.

      FINANCIAL INFORMATION

72.A) How many months do the answers to 72 and 73 cover? -----------   6 months
      INCOME                                                   (000's omitted)
   B) Net interest income -----------------------------------------  $    2409
   C) Net dividend income -----------------------------------------  $       0
   D) Account maintenance fees ------------------------------------  $       0
   E) Net other income --------------------------------------------  $       0
      EXPENSES
   F) Advisory fees -----------------------------------------------  $       6
   G) Administrator(s) fees ---------------------------------------  $       0
                                     (Negative answers are allowed)
   H) Salaries and other compensation -----------------------------  $       0

                                SCREEN NUMBER: 32

                                                          This page being
71. Portfolio turnover rate for the current               filed for series  2.
reporting period

   A) Purchases ($000's omitted)  ----------------------------------  $ 67014 B)
   Sales [including all maturities] ($000's omitted) ----------- $ 96114 C) Monthly average value of portfolio ($000's omitted) --------- $ 87413 D) Percent turnover (use lesser of 71A) or 71B) divided by 71C)) 77%
NOTE: Item 71D) should be a whole number; round if necessary.

      FINANCIAL INFORMATION

72.A) How many months do the answers to 72 and 73 cover? -----------   6 months
      INCOME                                                   (000's omitted)
   B) Net interest income -----------------------------------------  $    2464
   C) Net dividend income -----------------------------------------  $       0
   D) Account maintenance fees ------------------------------------  $       0
   E) Net other income --------------------------------------------  $       0
      EXPENSES
   F) Advisory fees -----------------------------------------------  $       0
   G) Administrator(s) fees ---------------------------------------  $       0
                                     (Negative answers are allowed)
   H) Salaries and other compensation -----------------------------  $       0

                                SCREEN NUMBER: 32

                                                          This page being
71. Portfolio turnover rate for the current               filed for series  3.
reporting period

   A) Purchases ($000's omitted)  ----------------------------------  $ 37089 B)
   Sales [including all maturities] ($000's omitted) ----------- $ 38170 C) Monthly average value of portfolio ($000's omitted) --------- $ 121150 D) Percent turnover (use lesser of 71A) or 71B) divided by 71C)) 31%
NOTE: Item 71D) should be a whole number; round if necessary.

      FINANCIAL INFORMATION

72.A) How many months do the answers to 72 and 73 cover? -----------   6 months
      INCOME                                                   (000's omitted)
   B) Net interest income -----------------------------------------  $      98
   C) Net dividend income -----------------------------------------  $     675
   D) Account maintenance fees ------------------------------------  $       0
   E) Net other income --------------------------------------------  $       0
      EXPENSES
   F) Advisory fees -----------------------------------------------  $       0
   G) Administrator(s) fees ---------------------------------------  $       0
                                     (Negative answers are allowed)
   H) Salaries and other compensation -----------------------------  $       0

                                SCREEN NUMBER: 32

                                                          This page being
71. Portfolio turnover rate for the current               filed for series  4.
reporting period

   A) Purchases ($000's omitted)  ----------------------------------  $ 47649 B)
   Sales [including all maturities] ($000's omitted) ----------- $ 56413 C) Monthly average value of portfolio ($000's omitted) --------- $ 53116 D) Percent turnover (use lesser of 71A) or 71B) divided by 71C)) 90%
NOTE: Item 71D) should be a whole number; round if necessary.

      FINANCIAL INFORMATION

72.A) How many months do the answers to 72 and 73 cover? -----------   6 months
      INCOME                                                   (000's omitted)
   B) Net interest income -----------------------------------------  $     548
   C) Net dividend income -----------------------------------------  $     190
   D) Account maintenance fees ------------------------------------  $       0
   E) Net other income --------------------------------------------  $       0
      EXPENSES
   F) Advisory fees -----------------------------------------------  $       0
   G) Administrator(s) fees ---------------------------------------  $       0
                                     (Negative answers are allowed)
   H) Salaries and other compensation -----------------------------  $       0

                                SCREEN NUMBER: 32

                                                          This page being
FINANCIAL INFORMATION (Cont. from Screen 32)              filed for series  1.

  EXPENSES (Negative answers are allowed)   For the period covered by this form
                                                          ($000's omitted)
72.I) Shareholder servicing agent fees ------------------- $        6
   J) Custodian fees ------------------------------------- $        9
   K) Postage -------------------------------------------- $        0
   L) Printing expenses ---------------------------------- $        0
   M) Directors' fees ------------------------------------ $        2
   N) Registration fees ---------------------------------- $        0
   O) Taxes ---------------------------------------------- $        0
   P) Interest ------------------------------------------- $        0
   Q) Bookkeeping fees paid to anyone
      performing this service ---------------------------- $       26
   R) Auditing fees -------------------------------------- $        7
   S) Legal fees ----------------------------------------- $       11
   T) Marketing/distribution payments including
      payments pursuant to a rule 12b-1 plan ------------- $        0
   U) Amortization of organization expenses -------------- $        0
   V) Shareholder meeting expenses ----------------------- $        0
   W) Other expenses ------------------------------------- $        4
   X) Total expenses ------------------------------------- $       65

                                SCREEN NUMBER: 33

                                                          This page being
FINANCIAL INFORMATION (Cont. from Screen 32)              filed for series  2.

  EXPENSES (Negative answers are allowed)   For the period covered by this form
                                                          ($000's omitted)
72.I) Shareholder servicing agent fees ------------------- $        7
   J) Custodian fees ------------------------------------- $        7
   K) Postage -------------------------------------------- $        0
   L) Printing expenses ---------------------------------- $        0
   M) Directors' fees ------------------------------------ $        2
   N) Registration fees ---------------------------------- $        0
   O) Taxes ---------------------------------------------- $        0
   P) Interest ------------------------------------------- $        0
   Q) Bookkeeping fees paid to anyone
      performing this service ---------------------------- $       20
   R) Auditing fees -------------------------------------- $        7
   S) Legal fees ----------------------------------------- $       14
   T) Marketing/distribution payments including
      payments pursuant to a rule 12b-1 plan ------------- $        0
   U) Amortization of organization expenses -------------- $        0
   V) Shareholder meeting expenses ----------------------- $        0
   W) Other expenses ------------------------------------- $        8
   X) Total expenses ------------------------------------- $       65

                                SCREEN NUMBER: 33

                                                          This page being
FINANCIAL INFORMATION (Cont. from Screen 32)              filed for series  3.

  EXPENSES (Negative answers are allowed)   For the period covered by this form
                                                          ($000's omitted)
72.I) Shareholder servicing agent fees ------------------- $        9
   J) Custodian fees ------------------------------------- $        9
   K) Postage -------------------------------------------- $        0
   L) Printing expenses ---------------------------------- $        0
   M) Directors' fees ------------------------------------ $        2
   N) Registration fees ---------------------------------- $        0
   O) Taxes ---------------------------------------------- $        0
   P) Interest ------------------------------------------- $        0
   Q) Bookkeeping fees paid to anyone
      performing this service ---------------------------- $       19
   R) Auditing fees -------------------------------------- $        7
   S) Legal fees ----------------------------------------- $       11
   T) Marketing/distribution payments including
      payments pursuant to a rule 12b-1 plan ------------- $        0
   U) Amortization of organization expenses -------------- $        0
   V) Shareholder meeting expenses ----------------------- $        0
   W) Other expenses ------------------------------------- $        8
   X) Total expenses ------------------------------------- $       65

                                SCREEN NUMBER: 33

                                                          This page being
FINANCIAL INFORMATION (Cont. from Screen 32)              filed for series  4.

  EXPENSES (Negative answers are allowed)   For the period covered by this form
                                                          ($000's omitted)
72.I) Shareholder servicing agent fees ------------------- $        4
   J) Custodian fees ------------------------------------- $       12
   K) Postage -------------------------------------------- $        0
   L) Printing expenses ---------------------------------- $        0
   M) Directors' fees ------------------------------------ $        2
   N) Registration fees ---------------------------------- $        0
   O) Taxes ---------------------------------------------- $        0
   P) Interest ------------------------------------------- $        0
   Q) Bookkeeping fees paid to anyone
      performing this service ---------------------------- $       22
   R) Auditing fees -------------------------------------- $        7
   S) Legal fees ----------------------------------------- $       14
   T) Marketing/distribution payments including
      payments pursuant to a rule 12b-1 plan ------------- $        0
   U) Amortization of organization expenses -------------- $        0
   V) Shareholder meeting expenses ----------------------- $        0
   W) Other expenses ------------------------------------- $        5
   X) Total expenses ------------------------------------- $       66

                                SCREEN NUMBER: 33

                                                          This page being
FINANCIAL INFORMATION (Cont. from Screen 33)              filed for series  1.

  EXPENSES (Negative answers are allowed For the period covered by this form on this screen for 72Z only) ($000's omitted)
72.Y) Expense reimbursements ----------------------------- $        0
   Z) Net investment income ------------------------------ $     2343
  AA) Realized capital gains ----------------------------- $      480
  BB) Realized capital losses ---------------------------- $     1170
  CC) 1. Net unrealized appreciation during the period --- $        0
      2. Net unrealized depreciation during the period --- $     1182
  DD) 1. Total income dividends for which record date
         passed during the period ------------------------ $     2343
      2. Dividends for a second class of open-end
         company shares -----------------------------------$        0
  EE) Total capital gains distributions for which
      record date passed during the period --------------- $        0
73. Distributions per share for which record date passed during the period:
       NOTE: Show in fractions of a cent if so declared.
   A) 1. Dividends from net investment income ------------ $   0.3077
      2. Dividends for a second class of open-end
         company shares ---------------------------------- $   0.0000
   B) Distribution of capital gains ---------------------- $   0.0000
   C) Other distributions -------------------------------- $   0.0000
                                SCREEN NUMBER: 34

                                                          This page being
FINANCIAL INFORMATION (Cont. from Screen 33)              filed for series  2.

  EXPENSES (Negative answers are allowed For the period covered by this form on this screen for 72Z only) ($000's omitted)
72.Y) Expense reimbursements ----------------------------- $        0
   Z) Net investment income ------------------------------ $     2400
  AA) Realized capital gains ----------------------------- $       40
  BB) Realized capital losses ---------------------------- $      647
  CC) 1. Net unrealized appreciation during the period --- $        0
      2. Net unrealized depreciation during the period --- $       22
  DD) 1. Total income dividends for which record date
         passed during the period ------------------------ $     2400
      2. Dividends for a second class of open-end
         company shares -----------------------------------$        0
  EE) Total capital gains distributions for which
      record date passed during the period --------------- $        0
73. Distributions per share for which record date passed during the period:
       NOTE: Show in fractions of a cent if so declared.
   A) 1. Dividends from net investment income ------------ $   0.2751
      2. Dividends for a second class of open-end
         company shares ---------------------------------- $   0.0000
   B) Distribution of capital gains ---------------------- $   0.0000
   C) Other distributions -------------------------------- $   0.0000
                                SCREEN NUMBER: 34

                                                          This page being
FINANCIAL INFORMATION (Cont. from Screen 33)              filed for series  3.

  EXPENSES (Negative answers are allowed For the period covered by this form on this screen for 72Z only) ($000's omitted)
72.Y) Expense reimbursements ----------------------------- $        0
   Z) Net investment income ------------------------------ $      708
  AA) Realized capital gains ----------------------------- $     9298
  BB) Realized capital losses ---------------------------- $     4714
  CC) 1. Net unrealized appreciation during the period --- $     4784
      2. Net unrealized depreciation during the period --- $        0
  DD) 1. Total income dividends for which record date
         passed during the period ------------------------ $      675
      2. Dividends for a second class of open-end
         company shares -----------------------------------$        0
  EE) Total capital gains distributions for which
      record  date  passed  during  the  period   ---------------  $  12462  73.
Distributions per share for which record date passed during the period:
       NOTE: Show in fractions of a cent if so declared.
   A) 1. Dividends from net investment income ------------ $   0.1180
      2. Dividends for a second class of open-end
         company shares ---------------------------------- $   0.0000
   B) Distribution of capital gains ---------------------- $   2.1609
   C) Other distributions -------------------------------- $   0.0000
                                SCREEN NUMBER: 34

                                                          This page being
FINANCIAL INFORMATION (Cont. from Screen 33)              filed for series  4.

  EXPENSES (Negative answers are allowed For the period covered by this form on this screen for 72Z only) ($000's omitted)
72.Y) Expense reimbursements ----------------------------- $        0
   Z) Net investment income ------------------------------ $      672
  AA) Realized capital gains ----------------------------- $     9298
  BB) Realized capital losses ---------------------------- $     6691
  CC) 1. Net unrealized appreciation during the period --- $        0
      2. Net unrealized depreciation during the period --- $      964
  DD) 1. Total income dividends for which record date
         passed during the period ------------------------ $      693
      2. Dividends for a second class of open-end
         company shares -----------------------------------$        0
  EE) Total capital gains distributions for which
      record date passed during the period --------------- $     8444
73. Distributions per share for which record date passed during the period:
       NOTE: Show in fractions of a cent if so declared.
   A) 1. Dividends from net investment income ------------ $   0.1970
      2. Dividends for a second class of open-end
         company shares ---------------------------------- $   0.0000
   B) Distribution of capital gains ---------------------- $   2.5139
   C) Other distributions -------------------------------- $   0.0000
                                SCREEN NUMBER: 34

                                                          This page being  filed
                                                          for series 1.
                                             As of the end of current reporting
74. Condensed balance sheet data:              period (000's omitted except
                                                   for per share amounts)
   A) Cash ----------------------------------------------- $      949
   B) Repurchase agreements ------------------------------ $        0
   C) Short-term debt securities other than
      repurchase agreements ------------------------------ $     3099
   D) Long-term debt securities including
      convertible debt------------------------------------ $    74123
   E) Preferred, convertible preferred, and
      adjustable rate preferred stock -------------------- $      295
   F) Common stock --------------------------------------- $        0
   G) Options on equities -------------------------------- $        0
   H) Options on all futures ----------------------------- $        0
   I) Other investments ---------------------------------- $        0
   J) Receivables from portfolio instruments sold -------- $        0
   K) Receivables from affiliated persons ---------------- $        0
   L) Other receivables ---------------------------------- $      951
   M) All other assets ----------------------------------- $       13
   N) Total assets --------------------------------------- $    79430


                                SCREEN NUMBER: 35

                                                          This page being  filed
                                                          for series 2.
                                             As of the end of current reporting
74. Condensed balance sheet data:              period (000's omitted except
                                                   for per share amounts)
   A) Cash ----------------------------------------------- $        2
   B) Repurchase agreements ------------------------------ $        0
   C) Short-term debt securities other than
      repurchase agreements ------------------------------ $      919
   D) Long-term debt securities including
      convertible debt------------------------------------ $    72895
   E) Preferred, convertible preferred, and
      adjustable rate preferred stock -------------------- $        0
   F) Common stock --------------------------------------- $        0
   G) Options on equities -------------------------------- $        0
   H) Options on all futures ----------------------------- $        0
   I) Other investments ---------------------------------- $        0
   J) Receivables from portfolio instruments sold -------- $        0
   K) Receivables from affiliated persons ---------------- $        0
   L) Other receivables ---------------------------------- $      796
   M) All other assets ----------------------------------- $        5
   N) Total assets --------------------------------------- $    74617


                                SCREEN NUMBER: 35

                                                          This page being  filed
                                                          for series 3.
                                             As of the end of current reporting
74. Condensed balance sheet data:              period (000's omitted except
                                                   for per share amounts)
   A) Cash ----------------------------------------------- $        0
   B) Repurchase agreements ------------------------------ $        0
   C) Short-term debt securities other than
      repurchase agreements ------------------------------ $     5896
   D) Long-term debt securities including
      convertible debt------------------------------------ $        0
   E) Preferred, convertible preferred, and
      adjustable rate preferred stock -------------------- $        0
   F) Common stock --------------------------------------- $   131263
   G) Options on equities -------------------------------- $        0
   H) Options on all futures ----------------------------- $        0
   I) Other investments ---------------------------------- $        0
   J) Receivables from portfolio instruments sold -------- $        0
   K) Receivables from affiliated persons ---------------- $        0
   L) Other receivables ---------------------------------- $       93
   M) All other assets ----------------------------------- $        6
   N) Total assets --------------------------------------- $   137258


                                SCREEN NUMBER: 35

                                                          This page being  filed
                                                          for series 4.
                                             As of the end of current reporting
74. Condensed balance sheet data:              period (000's omitted except
                                                   for per share amounts)
   A) Cash ----------------------------------------------- $        0
   B) Repurchase agreements ------------------------------ $        0
   C) Short-term debt securities other than
      repurchase agreements ------------------------------ $      417
   D) Long-term debt securities including
      convertible debt------------------------------------ $    15469
   E) Preferred, convertible preferred, and
      adjustable rate preferred stock -------------------- $      197
   F) Common stock --------------------------------------- $    36830
   G) Options on equities -------------------------------- $        0
   H) Options on all futures ----------------------------- $        0
   I) Other investments ---------------------------------- $        0
   J) Receivables from portfolio instruments sold -------- $      291
   K) Receivables from affiliated persons ---------------- $        0
   L) Other receivables ---------------------------------- $      178
   M) All other assets ----------------------------------- $        3
   N) Total assets --------------------------------------- $    53385


                                SCREEN NUMBER: 35

                                                          This page being
(Continued from Screen 35)                                filed for series  1.
   Condensed balance sheet data:         As of the end of current reporting
                                        period (000's omitted except for per
                                        share amounts and number of accounts)
74.O) Payables for portfolio instruments purchased ----------------- $     4187
   P) Amounts owed to affiliated persons --------------------------- $        0
   Q) Senior long-term debt ---------------------------------------- $        0
   R) Other liabilities:  1. Reverse repurchase agreements --------- $        0
                          2. Short sales --------------------------- $        0
                          3. Written options ----------------------- $        0
                          4. All other liabilities ----------------- $       28
   S) Senior equity ------------------------------------------------ $        0
   T) Net assets of common shareholders ---------------------------- $    75215
   U) 1. Number of shares outstanding ------------------------------       7828
      2. Number of shares outstanding of a second class of shares
         of open-end company ---------------------------------------          0
   V) 1. Net asset value per share (to nearest cent) --------------- $     9.61
      2. Net asset value per share of a second class of open-end
         company shares (to nearest cent) -------------------------- $     0.00
   W) Mark-to-market net asset value per share
      for money market funds only (to 4 decimals) ------------------ $   0.0000
   X) Total number of shareholder accounts -------------------------         19
   Y) Total value of assets in segregated accounts ----------------- $        0
                                SCREEN NUMBER: 36

                                                          This page being
(Continued from Screen 35)                                filed for series  2.
   Condensed balance sheet data:         As of the end of current reporting
                                        period (000's omitted except for per
                                        share amounts and number of accounts)
74.O) Payables for portfolio instruments purchased ----------------- $        0
   P) Amounts owed to affiliated persons --------------------------- $        0
   Q) Senior long-term debt ---------------------------------------- $        0
   R) Other liabilities:  1. Reverse repurchase agreements --------- $        0
                          2. Short sales --------------------------- $        0
                          3. Written options ----------------------- $        0
                          4. All other liabilities ----------------- $       20
   S) Senior equity ------------------------------------------------ $        0
   T) Net assets of common shareholders ---------------------------- $    74597
   U) 1. Number of shares outstanding ------------------------------       7374
      2. Number of shares outstanding of a second class of shares
         of open-end company ---------------------------------------          0
   V) 1. Net asset value per share (to nearest cent) --------------- $    10.12
      2. Net asset value per share of a second class of open-end
         company shares (to nearest cent) -------------------------- $     0.00
   W) Mark-to-market net asset value per share
      for money market funds only (to 4 decimals) ------------------ $   0.0000
   X) Total number of shareholder accounts -------------------------         40
   Y) Total value of assets in segregated accounts ----------------- $        0
                                SCREEN NUMBER: 36

                                                          This page being
(Continued from Screen 35)                                filed for series  3.
   Condensed balance sheet data:         As of the end of current reporting
                                        period (000's omitted except for per
                                        share amounts and number of accounts)
74.O) Payables for portfolio instruments purchased ----------------- $        0
   P) Amounts owed to affiliated persons --------------------------- $        0
   Q) Senior long-term debt ---------------------------------------- $        0
   R) Other liabilities:  1. Reverse repurchase agreements --------- $        0
                          2. Short sales --------------------------- $        0
                          3. Written options ----------------------- $        0
                          4. All other liabilities ----------------- $        0
   S) Senior equity ------------------------------------------------ $        8
   T) Net assets of common shareholders ---------------------------- $   137250
   U) 1. Number of shares outstanding ------------------------------       6376
      2. Number of shares outstanding of a second class of shares
         of open-end company ---------------------------------------          0
   V) 1. Net asset value per share (to nearest cent) --------------- $    21.53
      2. Net asset value per share of a second class of open-end
         company shares (to nearest cent) -------------------------- $     0.00
   W) Mark-to-market net asset value per share
      for money market funds only (to 4 decimals) ------------------ $   0.0000
   X) Total number of shareholder accounts -------------------------         27
   Y) Total value of assets in segregated accounts ----------------- $        0
                                SCREEN NUMBER: 36

                                                          This page being
(Continued from Screen 35)                                filed for series  4.
   Condensed balance sheet data:         As of the end of current reporting
                                        period (000's omitted except for per
                                        share amounts and number of accounts)
74.O) Payables for portfolio instruments purchased ----------------- $     1900
   P) Amounts owed to affiliated persons --------------------------- $        0
   Q) Senior long-term debt ---------------------------------------- $        0
   R) Other liabilities:  1. Reverse repurchase agreements --------- $        0
                          2. Short sales --------------------------- $        0
                          3. Written options ----------------------- $        0
                          4. All other liabilities ----------------- $       27
   S) Senior equity ------------------------------------------------ $        0
   T) Net assets of common shareholders ---------------------------- $    51458
   U) 1. Number of shares outstanding ------------------------------       4041
      2. Number of shares outstanding of a second class of shares
         of open-end company ---------------------------------------          0
   V) 1. Net asset value per share (to nearest cent) --------------- $    12.73
      2. Net asset value per share of a second class of open-end
         company shares (to nearest cent) -------------------------- $     0.00
   W) Mark-to-market net asset value per share
      for money market funds only (to 4 decimals) ------------------ $   0.0000
   X) Total number of shareholder accounts -------------------------          9
   Y) Total value of assets in segregated accounts ----------------- $        0
                                SCREEN NUMBER: 36

                                                          This page being  filed
                                                          for series 1.



75. Average net assets during the current reporting period ($000's omitted). Answer only one:

   A) Daily average (for money market funds) ----------------------- $       0

   B) Monthly average (for all other funds) -----------------------  $   72844



76. Market price per share at end of period (closed-end funds only)  $    0.00









                                SCREEN NUMBER: 37

                                                          This page being  filed
                                                          for series 2.



75. Average net assets during the current reporting period ($000's omitted). Answer only one:

   A) Daily average (for money market funds) ----------------------- $       0

   B) Monthly average (for all other funds) -----------------------  $   87413



76. Market price per share at end of period (closed-end funds only)  $    0.00









                                SCREEN NUMBER: 37

                                                          This page being  filed
                                                          for series 3.



75. Average net assets during the current reporting period ($000's omitted). Answer only one:

   A) Daily average (for money market funds) ----------------------- $       0

   B) Monthly average (for all other funds) -----------------------  $  121151



76. Market price per share at end of period (closed-end funds only)  $    0.00









                                SCREEN NUMBER: 37

                                                          This page being  filed
                                                          for series 4.



75. Average net assets during the current reporting period ($000's omitted). Answer only one:

   A) Daily average (for money market funds) ----------------------- $       0

   B) Monthly average (for all other funds) -----------------------  $   60032



76. Market price per share at end of period (closed-end funds only)  $    0.00









                                SCREEN NUMBER: 37

77.A) Is the Registrant filing any of the following attachments with the current filing of Form N-SAR? (ANSWER FOR ALL
      SERIES AS A GROUP) (Y or N) ------------------------------- N
 NOTE: If answer is 'Y' (Yes), mark those items
       below being filed as an attachment to this              Filed as
       form or incorporated by reference.                     Attachment
   B) Accountant's report on internal control ------------------- C) Matters submitted to a vote of security holders ----------- D) Policies with respect
   to    security    investment     --------------    E)    Legal    proceedings
   -----------------------------------------  F)  Changes in  security  for debt
   ------------------------------  G) Defaults and arrears on senior  securities
   -----------------     H)     Changes     in     control     of     Registrant
   --------------------------   I)   Terms   of   new  or   amended   securities
   ------------------------ J) Revaluation of assets or restatement of capital share account -------------------------------------
   K) Changes in Registrant's certifying account ----------------
   L) Changes in accounting principles and practices ------------
   M) Mergers ---------------------------------------------------
   N) Actions required to be reported pursuant to Rule 2a-7 -----
   O) Transactions effected pursuant to Rule 10f-3 --------------
   P) Information required to be filed pursuant to exemptive orders ---------------------------------------
                       (Item 77 continued on next screen)
                                SCREEN NUMBER: 38

     ANNUAL                                               SUPPLEMENT  This  page
                                                          being  filed  for  ALL
                                                          series.

  Screens 41 & 42 are to be filed only once each year, at the end of Registrant's/Series' fiscal year.

80. Fidelity bond(s) in effect at the end of the period:
    A) Insurer name: CHUBB GROUP OF INSURANCE COMPANIES
    B) Second insurer:
    C) Aggregate face amount of coverage for Registrant/Series on all bonds on which it is named as an insured (000's omitted): $ 2025

81. A) Is the bond part of a joint fidelity bond(s) shared with other investment companies, or other entities? (Y or N) - Y
    B) If answer to 81A is 'Y' (Yes), how many other investment companies, or other entities are covered by the bond? (Count each series as a separate investment company.) -------- 5

82. A) Does the mandatory coverage of the fidelity bond have a deductible? (Y or N) ---------------------------------- N
    B) If the answer to 82A is 'Y' (Yes), what is the
       amount of the deductible? ($000's omitted) ------------------ $       0


                                SCREEN NUMBER: 41

       ANNUAL                                             SUPPLEMENT (Continued)
                                                          This page being  filed
                                                          for ALL series.


83.A) Were any claims with respect to this Registrant/
      Series filed under the bond during the period? (Y or N) -------- N
   B) If the answer to 83 A) is 'Y' (Yes), what was the
      total amount of such claims? ($000's omitted) ----------------- $       0

84.A) Were any losses incurred with respect to this Registrant/Series that could have been filed as a
      claim under the fidelity bond but were not? (Y or N) ----------- N
   B) If the answer to 84 A) is 'Y' (Yes), what was the
      total amount of such losses? ($000's omitted) ----------------- $       0

85.A) Are Registrant's/Series' officers and directors covered as officers and directors of Registrant/Series under any errors and omissions insurance policy owned by the Registrant/Series or anyone else (Y or N) --------- Y
   B) Were any claims filed under such policy during the period with respect to the Registrant/Series? (Y or N) --------- N



                                SCREEN NUMBER: 42

    Closed-End Investment Companies Only

86. Sales, repurchases, and redemptions of Registrant's securities:
                                         Number of Shares            Net
                                           or Principal         Consideration
                                          Amount of Debt       Received or Paid
                                         ($000's omitted)      ($000's omitted)
    Common Stock:

     A) Sales                                     0               $     0
     B) Repurchases                               0               $     0

    Preferred Stock:

     C) Sales                                     0               $     0
     D) Repurchases and Redemptions               0               $     0

    Debt Securities

     E) Sales                               $     0               $     0
     F) Repurchases and Redemptions         $     0               $     0

                                SCREEN NUMBER: 43